Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories
Note 5: Inventories

Inventories consisted of the following:

	December 31,
(dollars in millions)	2013	2012

Raw materials	$237.7	$237.9
Work-in-process	894.4	902.1
Finished goods, including parts and subassemblies	2,207.8	1,797.9
Other	21.5	14.3
	3,361.4	2,952.2
Excess of current standard costs over LIFO costs	(120.0)	(122.0)
Allowance for obsolete and excess inventory	(109.0)	(89.0)

Total inventories	$3,132.4	$2,741.2